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August 29, 2008

CERTIFICATION

To Whom It May Concern:

     The attached document, identified as Lifestyle Portfolios Prospectus for Class A, B, and C shares, dated 5-1-08, was translated by a team of translators qualified to read and translate this material. The document is accurately translated from English to Spanish to the best of our knowledge and belief.

Sincerely,
TRUSTED TRANSLATIONS, INC.

/s/ Liliana E. Ward
Liliana E. Ward, Esquire
Director of Operations

County of Fairfax
Commonwealth of Virginia

The foregoing instrument was acknowledged before me this 29th day of August, 2008, by Liliana E. Ward.

/s/ SiHam Zeroual Philibert
Notary Public
My Commission Expires: October 31, 2011 #7092973

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